Other assets, net	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other assets, net
9. Other assets, net
An analysis of other assets at December 31, 2020 and 2021 is as follows:

	2020		2021
Current portion:
Advances to suppliers (different from PP&E and inventories)	Ps.	7,600,644	Ps.	7,474,932
Prepaid insurance		1,300,019		1,749,589
Other		93,244		227,731

	Ps.	8,993,907	Ps.	9,452,252

Non-current portion:

Recoverable taxes	Ps.	11,559,961	Ps.	11,689,094
Prepayments for the use of fiber optics		2,709,358		3,783,496
Judicial Deposits (1)		15,402,840		14,583,504
Prepaid expenses		8,743,667		9,899,996

Total	Ps.	38,415,826	Ps.	39,956,090

For the years ended December 31, 2019, 2020 and 2021, amortization expense for other assets was Ps. 318,824, Ps. 213,833 and Ps. 442,098, respectively.

(1)
Judicial deposits represent cash and cash equivalents pledged in order to fulfill the collateral requirements for tax contingencies mainly in Brazil. As of December 31, 2020 and 2021, the amount for these deposits is Ps. 15,402,840 and Ps. 14,583,504, respectively for Brazil. Based on its evaluation of the underlying contingencies, the Company believes that such amounts are recoverable.